Equity - Changes in Other Reserves (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Balance, beginning of year	$ 1,663.9		$ 11,774.1	$ 25,749.3
Exchange differences arising on translation of foreign operations	(28,257.4)		(9,409.2)	8,061.8
Other comprehensive income reclassified to profit or loss upon disposal of subsidiaries			36.1	138.1
Changes in fair value of available-for-sale financial assets	(154.7)		(696.3)	(5.6)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	(61.2)		4.1	(22,070.6)
Gain/(loss) arising on changes in the fair value of hedging instruments	99.6
Transferred to initial carrying amount of hedged items	(94.9)
Share of other comprehensive income/(loss) of associates and joint venture	(99.4)		24.5	(78.9)
Share of unearned stock-based compensation of associates	(10.3)
Other comprehensive loss reclassified to profit or loss upon disposal of associates			(8.2)
The proportionate share of other comprehensive income/losses reclassified to profit or loss upon partial disposal of associates				(4.0)
Income tax effect	(3.5)	$ (0.1)	(61.2)	(16.0)
Balance, end of year	(26,917.9)	$ (908.2)	1,663.9	11,774.1
Others - Foreign Currency Translation Reserve [member]
Balance, beginning of year	1,661.2		11,039.9	4,502.1
Exchange differences arising on translation of foreign operations	(28,257.4)		(9,409.2)	8,061.8
Other comprehensive income reclassified to profit or loss upon disposal of subsidiaries			36.1	138.1
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets				(1,595.4)
Share of other comprehensive income/(loss) of associates and joint venture	(101.5)		(0.9)	(60.6)
Other comprehensive loss reclassified to profit or loss upon disposal of associates			(4.7)
The proportionate share of other comprehensive income/losses reclassified to profit or loss upon partial disposal of associates				(6.1)
Balance, end of year	(26,697.7)		1,661.2	11,039.9
Others - Unrealized Gain/Loss from Available-for-sale Financial Assets [member]
Balance, beginning of year	2.6		734.8	21,247.5
Changes in fair value of available-for-sale financial assets	(154.7)		(696.3)	(5.6)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	(61.2)		4.1	(20,475.2)
Share of other comprehensive income/(loss) of associates and joint venture	2.1		24.7	(18.0)
Other comprehensive loss reclassified to profit or loss upon disposal of associates			(3.5)
The proportionate share of other comprehensive income/losses reclassified to profit or loss upon partial disposal of associates				2.1
Income tax effect	(2.9)		(61.2)	(16.0)
Balance, end of year	(214.1)		2.6	734.8
Others - Cash Flow Hedges Reserve [member]
Balance, beginning of year	0.1		(0.6)	(0.3)
Gain/(loss) arising on changes in the fair value of hedging instruments	99.6
Transferred to initial carrying amount of hedged items	(94.9)
Share of other comprehensive income/(loss) of associates and joint venture			0.7	(0.3)
Income tax effect	(0.6)
Balance, end of year	4.2		$ 0.1	$ (0.6)
Others - Unearned Stock-Based Employee Compensation [member]
Share of unearned stock-based compensation of associates	(10.3)
Balance, end of year	$ (10.3)